CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended			48 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
OTHER INCOME (LOSS)
Interest	$ 1,146	$ 15,727	$ 116,956	$ 375,999
Litigation settlement	0	1,891,035	0	1,891,035
Gain (loss) on sale of marketable securities	(4,039)	7,373	772,698	1,017,653
Loss on impairment of marketable securities	(178,250)	(433,973)	0	(612,223)
Gain on sale of equipment	0	97,965	1,460,727	1,978,105
Gain on sale of subsidiaries	0	0	0	474,577
Gain on settlement of debt (Note 11)	340	8,089,095	1,304	8,090,739
Foreign currency gain (loss)	4,205	(33,769)	6,829	(44,642)
Net OTHER INCOME (LOSS)	(176,598)	9,633,453	2,358,514	13,171,243
EXPENSES
Corporate general and administrative	3,113,320	6,784,223	6,076,547	19,788,439
Exploration	1,116,339	940,122	1,291,527	3,347,988
Legal and accounting	512,344	1,490,716	518,216	2,967,887
Venezuelan operations	196,196	586,956	1,163,792	3,661,487
Arbitration (Note 3)	3,982,436	3,416,729	6,659,359	20,348,171
Equipment holding costs	913,913	1,037,600	1,669,254	5,187,948
Write-down of machinery and equipment	0	71,166	1,881,959	4,471,921
Total EXPENSES	9,834,548	14,327,512	19,260,654	59,773,841
Loss before interest expense	(10,011,146)	(4,694,059)	(16,902,140)	(46,602,598)
Interest expense	(5,425,264)	(5,331,042)	(6,710,253)	(24,108,436)
Net loss for the period	$ (15,436,410)	$ (10,025,101)	$ (23,612,393)	$ (70,711,034)
Net loss per share, basic and diluted	$ (0.21)	$ (0.16)	$ (0.40)
Weighted average common shares outstanding	74,255,484	61,377,173	59,470,615